Quarterly Holdings Report
for
Fidelity Managed Retirement Income Fund℠
April 30, 2022
RW22-NPRT3-0622
1.858586.114
Domestic Equity Funds - 7.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	18,991	236,443
Fidelity Series Commodity Strategy Fund (a)	52,890	280,844
Fidelity Series Large Cap Growth Index Fund (a)	9,968	154,211
Fidelity Series Large Cap Stock Fund (a)	9,490	167,016
Fidelity Series Large Cap Value Index Fund (a)	22,507	326,126
Fidelity Series Small Cap Opportunities Fund (a)	6,377	79,196
Fidelity Series Value Discovery Fund (a)	7,736	118,202
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,200,571)		1,362,038

International Equity Funds - 14.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	11,296	163,797
Fidelity Series Emerging Markets Fund (a)	13,653	117,687
Fidelity Series Emerging Markets Opportunities Fund (a)	63,512	1,094,319
Fidelity Series International Growth Fund (a)	22,169	339,404
Fidelity Series International Index Fund (a)	13,389	142,992
Fidelity Series International Small Cap Fund (a)	6,040	99,841
Fidelity Series International Value Fund (a)	32,866	340,161
Fidelity Series Overseas Fund (a)	29,315	340,051
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,742,071)		2,638,252

Bond Funds - 67.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	337,629	3,383,045
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,934	17,811
Fidelity Series Corporate Bond Fund (a)	156,341	1,491,490
Fidelity Series Emerging Markets Debt Fund (a)	12,266	96,285
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,641	30,989
Fidelity Series Floating Rate High Income Fund (a)	2,067	18,897
Fidelity Series Government Bond Index Fund (a)	220,869	2,135,808
Fidelity Series High Income Fund (a)	12,696	110,960
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,672	187,656
Fidelity Series International Credit Fund (a)	905	8,028
Fidelity Series International Developed Markets Bond Index Fund (a)	72,777	661,540
Fidelity Series Investment Grade Bond Fund (a)	212,159	2,223,425
Fidelity Series Investment Grade Securitized Fund (a)	166,401	1,560,838
Fidelity Series Long-Term Treasury Bond Index Fund (a)	99,443	688,148
Fidelity Series Real Estate Income Fund (a)	6,538	72,505
TOTAL BOND FUNDS (Cost $13,531,621)		12,687,425

Short-Term Funds - 11.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.40% (a)(b)	425,705	425,705
Fidelity Series Short-Term Credit Fund (a)	43,991	425,392
Fidelity Series Treasury Bill Index Fund (a)	127,890	1,277,621
TOTAL SHORT-TERM FUNDS (Cost $2,142,333)		2,128,718

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,616,596)	18,816,433
NET OTHER ASSETS (LIABILITIES) - 0.0%	630
NET ASSETS - 100.0%	18,817,063

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	3,850,964	456,025	15,063	(1,364)	(10,530)	3,383,045
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	714,637	691,769	1,610	(4,941)	(116)	17,811
Fidelity Series Blue Chip Growth Fund	305,614	215,241	163,501	65,946	(8,894)	(112,017)	236,443
Fidelity Series Canada Fund	143,413	59,031	44,333	3,926	528	5,158	163,797
Fidelity Series Commodity Strategy Fund	588,241	272,751	527,091	186,471	(29,163)	(23,894)	280,844
Fidelity Series Corporate Bond Fund	1,830,594	392,527	447,620	39,999	(19,794)	(264,217)	1,491,490
Fidelity Series Emerging Markets Debt Fund	119,000	27,149	31,042	4,060	(3,194)	(15,628)	96,285
Fidelity Series Emerging Markets Debt Local Currency Fund	38,669	9,571	10,130	1,569	(840)	(6,281)	30,989
Fidelity Series Emerging Markets Fund	127,986	58,072	34,803	4,522	(1,517)	(32,051)	117,687
Fidelity Series Emerging Markets Opportunities Fund	1,175,276	700,817	349,961	146,759	(29,691)	(402,122)	1,094,319
Fidelity Series Floating Rate High Income Fund	23,067	4,577	8,603	751	(175)	31	18,897
Fidelity Series Government Bond Index Fund	2,312,193	562,139	491,628	20,440	(21,311)	(225,585)	2,135,808
Fidelity Series Government Money Market Fund 0.40%	1,067,298	124,742	766,335	690	-	-	425,705
Fidelity Series High Income Fund	137,235	27,327	41,745	5,705	(1,177)	(10,680)	110,960
Fidelity Series Inflation-Protected Bond Index Fund	2,615,921	372,234	2,679,809	114,953	133,025	(253,715)	187,656
Fidelity Series International Credit Fund	8,972	221	-	222	-	(1,165)	8,028
Fidelity Series International Developed Markets Bond Index Fund	-	798,493	91,975	613	(1,970)	(43,008)	661,540
Fidelity Series International Growth Fund	341,984	200,305	101,647	31,997	(3,499)	(97,739)	339,404
Fidelity Series International Index Fund	141,976	64,619	41,232	4,221	(1,702)	(20,669)	142,992
Fidelity Series International Small Cap Fund	119,991	48,829	27,051	16,737	(4,136)	(37,792)	99,841
Fidelity Series International Value Fund	339,171	146,331	115,942	20,072	(2,260)	(27,139)	340,161
Fidelity Series Investment Grade Bond Fund	2,522,667	555,174	556,490	45,335	(25,137)	(272,789)	2,223,425
Fidelity Series Investment Grade Securitized Fund	1,740,283	381,543	382,282	15,373	(12,751)	(165,955)	1,560,838
Fidelity Series Large Cap Growth Index Fund	194,958	93,119	108,805	5,555	5,218	(30,279)	154,211
Fidelity Series Large Cap Stock Fund	214,616	83,371	109,713	19,913	471	(21,729)	167,016
Fidelity Series Large Cap Value Index Fund	415,427	179,458	242,972	28,861	5,626	(31,413)	326,126
Fidelity Series Long-Term Treasury Bond Index Fund	657,097	373,352	194,705	11,887	(13,815)	(133,781)	688,148
Fidelity Series Overseas Fund	342,812	177,890	107,639	11,879	(1,728)	(71,284)	340,051
Fidelity Series Real Estate Income Fund	82,828	15,181	20,824	3,183	(229)	(4,451)	72,505
Fidelity Series Short-Term Credit Fund	915,344	124,697	580,188	11,039	(9,387)	(25,074)	425,392
Fidelity Series Small Cap Opportunities Fund	103,098	58,859	49,212	26,554	(3,888)	(29,661)	79,196
Fidelity Series Treasury Bill Index Fund	2,973,135	358,290	2,051,894	2,426	(367)	(1,543)	1,277,621
Fidelity Series Value Discovery Fund	152,669	56,884	77,050	18,040	(204)	(14,097)	118,202
	21,751,535	11,108,395	11,604,016	886,371	(58,266)	(2,381,215)	18,816,433

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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